Goodwill and intangible assets - Assumption changes and experience adjustments (Details) - Present value of in-force long-term insurance business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Regulatory-driven changes	$ (98)	$ 279
Future sharing of returns with policyholders on contracts with discretionary features	(141)	301
Other changes	$ (41)	$ (67)